LONG-TERM DEBT, NET (2017 Senior Notes) - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Jul. 03, 2017	Jun. 06, 2017	Dec. 31, 2018	Dec. 31, 2017
Long-Term Debt [Line Items]
Total long-term debt			$ 4,104,525	$ 3,619,139
2017 Senior Notes [Member]
Long-Term Debt [Line Items]
Interest rate per annum	4.875%
Maturity date			Jun. 06, 2025
2017 Senior Notes [Member] | Prior to June 6, 2020 [Member]
Long-Term Debt [Line Items]
Maximum redeemable percentage of principal prior to a specific date for partial redemption with net cash proceeds from equity offerings at a fixed redemption price	35.00%
First 2017 Senior Notes [Member] | 2017 Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt		$ 650,000
Purchase price as percentage of principal		100.00%
Second 2017 Senior Notes [Member] | 2017 Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt	$ 350,000
Purchase price as percentage of principal	100.75%